Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	revised summary compensation table and pay versus performance table
Entity Information [Line Items]
Entity Registrant Name	Ranger Energy Services, Inc.
Entity Central Index Key	0001699039